Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of financial assets [line items]
Value at risk	£ 23.2	£ 19.0	£ 24.2
Average
Disclosure of financial assets [line items]
Value at risk	23.6	21.9	22.8
Maximum
Disclosure of financial assets [line items]
Value at risk	43.6	27.8	31.9
Minimum
Disclosure of financial assets [line items]
Value at risk	14.2	17.3	18.8
Foreign exchange (‘FX’) and commodity
Disclosure of financial assets [line items]
Value at risk	7.5	4.5	5.5
Foreign exchange (‘FX’) and commodity | Average
Disclosure of financial assets [line items]
Value at risk	9.7	6.0	8.3
Foreign exchange (‘FX’) and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	21.5	9.9	19.3
Foreign exchange (‘FX’) and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	3.3	3.7	4.4
Interest rate (‘IR’)
Disclosure of financial assets [line items]
Value at risk	10.8	10.0	12.4
Interest rate (‘IR’) | Average
Disclosure of financial assets [line items]
Value at risk	11.3	12.9	12.7
Interest rate (‘IR’) | Maximum
Disclosure of financial assets [line items]
Value at risk	14.7	23.1	26.7
Interest rate (‘IR’) | Minimum
Disclosure of financial assets [line items]
Value at risk	8.2	9.4	9.3
Equity (‘EQ’)
Disclosure of financial assets [line items]
Value at risk	10.7	10.5	10.9
Equity (‘EQ’) | Average
Disclosure of financial assets [line items]
Value at risk	9.8	10.6	9.8
Equity (‘EQ’) | Maximum
Disclosure of financial assets [line items]
Value at risk	13.3	14.8	14.9
Equity (‘EQ’) | Minimum
Disclosure of financial assets [line items]
Value at risk	6.8	7.3	6.3
Credit spread (‘CS’)
Disclosure of financial assets [line items]
Value at risk	14.1	14.9	13.1
Credit spread (‘CS’) | Average
Disclosure of financial assets [line items]
Value at risk	14.2	13.5	11.7
Credit spread (‘CS’) | Maximum
Disclosure of financial assets [line items]
Value at risk	22.9	15.8	16.7
Credit spread (‘CS’) | Minimum
Disclosure of financial assets [line items]
Value at risk	8.8	10.8	9.2
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(19.9)	(20.9)	(17.7)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	(21.4)	(21.1)	(19.7)
Portfolio diversification | Maximum
Disclosure of financial assets [line items]
Value at risk	0.0	0.0	0.0
Portfolio diversification | Minimum
Disclosure of financial assets [line items]
Value at risk	£ 0.0	£ 0.0	£ 0.0